Consolidated Statements of Changes in Equity (Parenthetical) - INR (₨)	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017
Issue of shares held in abeyance	₨ 0	[1]	₨ 45,500,000
Top of range [member]
Issue of shares held in abeyance	₨ 50,000

[1]	Less than Rs. 50,000